Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Current Liabilities
Payables to suppliers	¥ 126,192	$ 18,045	¥ 122,623
Accrued expenses	45,810	6,551	60,753
Advance from customers	25,335	3,623	26,981
Deposits from other business	12,711	1,818	11,673
Payable to individual investors of other business	3,843	550	15,381
Payable for purchases of property and equipment	25,888	3,702	30,749
Other tax payable	27,646	3,953	41,833
Operating lease liability - current	39,185	5,603	44,888
Payable for litigation			44,548
Other payables	5,630	805	4,859
Total	¥ 312,240	$ 44,650	¥ 404,288